INCOME TAXES (Narrative) (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating Loss Carryforwards [Line Items]
Deferred tax assets. capital loss carryforwards	$ 165	$ 159
Change in valuation allowance	5,815	3,601
Unrecognized Tax Benefits	688	$ 0	$ 0
Netherlands [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carry forward	22,056
United States [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carry forward	6,300
Tax credit carryforwards	560
ISRAEL
Operating Loss Carryforwards [Line Items]
Deferred tax assets. capital loss carryforwards	715
Net operating loss carry forward	$ 7,060